CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total	Total CNY	Total JA Solar Holdings shareholders' equity CNY	Ordinary shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Retained earnings/(deficit) CNY	Accumulated other comprehensive Income/(loss) CNY	Non-controlling interest CNY
Balance at Dec. 31, 2010		6,680,156		134	4,680,133	397,486	1,604,493	(2,090)
Balance (in shares) at Dec. 31, 2010				169,976,270
Increase (Decrease) in Shareholders' Equity
Share based compensation		40,187			40,187
Exercise of stock options		23,075		1	23,074
Exercise of stock options (in shares)				1,360,750
Issuance of shares for business combination		358,987		19	358,968
Issuance of shares for business combination (in shares)				30,901,287
Statutory reserves						22,815	(22,815)
Net (loss)/income		(564,345)					(564,345)
Other comprehensive income for foreign currency translation adjustment		1,181						1,181
Other comprehensive income for forward contract (Note 21)		9,428						9,428
Balance at Dec. 31, 2011		6,548,669		154	5,102,362	420,301	1,017,333	8,519
Balance (in shares) at Dec. 31, 2011				202,238,307
Increase (Decrease) in Shareholders' Equity
Share based compensation		33,225			33,225
Vesting of restricted share units				0
Vesting of restricted share units (in shares)				95,000
Repurchase and retirement of ADS		(15,276)		(1)			(15,275)
Repurchase and retirement of ADS (in shares)				(2,469,700)
Reversal of statutory reserves						(3,654)	3,654
Net (loss)/income		(1,662,257)					(1,662,257)
Other comprehensive income for foreign currency translation adjustment		218						218
Other comprehensive income for forward contract (Note 21)		(11,755)						(11,755)
Balance at Dec. 31, 2012		4,892,824
Balance at Dec. 31, 2012		4,892,824	4,892,824	153	5,135,587	416,647	(656,545)	(3,018)
Balance (in shares) at Dec. 31, 2012		199,863,607		199,863,607
Increase (Decrease) in Shareholders' Equity
Share based compensation		9,401	9,401		9,401
Vesting of restricted share units				0
Vesting of restricted share units (in shares)				1,281,890
Exercise of stock options		3,389	3,389	0	3,389
Exercise of stock options (in shares)				401,750
Reversal of statutory reserves						(6,497)	6,497
Acquisition of a subsidiary(Note 3)		81,029							81,029
Issuance of ordinary shares, net of warrants issuance (Note 22)		9	9	9
Issuance of ordinary shares, net of warrants issuance (Note 22) (in shares)				15,228,425
Exercise of warrants (Note 22)		178,808	178,808	8	178,800
Exercise of warrants (Note 22) (in shares)				10,724,165
Fair value of warrants in excess of net proceeds of equity offering (Note 22)		(44,396)	(44,396)				(44,396)
Net (loss)/income		(426,492)	(429,280)				(429,280)		2,788
Other comprehensive income for foreign currency translation adjustment		9,507	9,507					9,507
Balance at Dec. 31, 2013		4,704,079	4,620,262	170	5,327,177	410,150	(1,123,724)	6,489	83,817
Balance at Dec. 31, 2013		4,620,262
Balance (in shares) at Dec. 31, 2013		227,499,837		227,499,837